Note 9 - Shareholders' Equity (Details Textual)	12 Months Ended
	Dec. 31, 2016 shares	Dec. 31, 2015
Number of Class A Common Stock Convertible with Each Class B Common Stock	1
Common Class A [Member]
Common Stock, Votes Per Share	1	1
Common Class B [Member]
Common Stock, Votes Per Share	10	10